SEGMENT DISCLOSURES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exploration [Member]
Disclosure Of Segments [Line Items]
Costs incurred in Chile	$ 1,899	$ 2,178	$ 1,799